Geographical Information - Schedule of Revenues and Property and Equipment (Parenthetical) (Detail) - Total Revenue [Member] - Geographic Concentration Risk [Member]	12 Months Ended
Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk, description	No individual country, other than disclosed above, exceeded 10% of total revenues for any period presented.
Facebook | UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of total revenue	11.00%